Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000132013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		16.08%	9.89%	10.45%
C000132013 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 27,029	$ 27,029	$ 27,029	$ 21,947	$ 20,318	$ 22,443	$ 17,112	$ 15,897	$ 14,041	$ 12,520	$ 11,261	$ 9,803	$ 9,425
Average Annual Return, Percent		23.16%	11.20%	11.11%
C000132014 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	18.19%	10.08%	10.27%
C000132014 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 26,576	$ 26,576	$ 26,576	21,750	20,284	22,575	17,340	16,241	14,448	12,979	11,761	10,320	10,000
Average Annual Return, Percent		22.19%	10.35%	10.27%
C000132015 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	21.24%	10.36%	10.27%
C000132015 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 26,587	$ 26,587	$ 26,587	21,751	20,285	22,575	17,339	16,243	14,452	12,977	11,759	10,323	10,000
Average Annual Return, Percent		22.24%	10.36%	10.27%
C000132016 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 29,358	$ 29,358	$ 29,358	23,789	21,957	24,205	18,400	17,065	15,028	13,359	11,988	10,420	10,000
Average Annual Return, Percent		23.41%	11.46%	11.37%
C000132017 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 26,574	$ 26,574	$ 26,574	21,749	20,283	22,568	17,336	16,234	14,447	12,972	11,758	10,318	10,000
Average Annual Return, Percent		22.19%	10.36%	10.27%
C000132018 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 27,960	$ 27,960	$ 27,960	22,755	21,120	23,392	17,874	16,659	14,750	13,177	11,879	10,369	10,000
Average Annual Return, Percent		22.88%	10.91%	10.83%
C000132019 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 28,666	$ 28,666	$ 28,666	23,285	21,551	23,809	18,152	16,862	14,891	13,275	11,936	10,404	10,000
Average Annual Return, Percent		23.11%	11.20%	11.11%
C000132020 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 29,349	$ 29,349	$ 29,349	23,782	21,965	24,197	18,405	17,062	15,028	13,361	11,992	10,420	10,000
Average Annual Return, Percent		23.41%	11.46%	11.37%
C000132021 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 29,626	$ 29,626	$ 29,626	23,978	22,124	24,348	18,506	17,143	15,087	13,402	12,007	10,422	10,000
Average Annual Return, Percent		23.55%	11.56%	11.47%
C000002210 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		4.31%	5.26%	7.90%
C000002210 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 21,382	$ 21,382	$ 21,382	19,319	18,217	27,685	19,884	15,594	15,068	11,163	9,637	9,469	9,425
Average Annual Return, Percent		10.67%	6.52%	8.54%
C000002215 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[3]	5.82%	5.48%	7.72%
C000002215 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 21,039	$ 21,039	$ 21,039	19,158	18,199	27,874	20,170	15,935	15,517	11,579	10,072	9,973	10,000
Average Annual Return, Percent		9.82%	5.71%	7.72%
C000002216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[4]	8.84%	5.72%	7.72%
C000002216 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 21,040	$ 21,040	$ 21,040	19,155	18,187	27,867	20,163	15,932	15,510	11,576	10,072	9,972	10,000
Average Annual Return, Percent		9.84%	5.72%	7.72%
C000002217 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 23,261	$ 23,261	$ 23,261	20,967	19,712	29,891	21,417	16,755	16,148	11,934	10,278	10,074	10,000
Average Annual Return, Percent		10.94%	6.78%	8.81%
C000002219 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 21,046	$ 21,046	$ 21,046	19,159	18,196	27,877	20,172	15,932	15,517	11,580	10,077	9,972	10,000
Average Annual Return, Percent		9.85%	5.73%	7.73%
C000002221 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 22,126	$ 22,126	$ 22,126	20,049	18,941	28,864	20,789	16,336	15,827	11,755	10,178	10,023	10,000
Average Annual Return, Percent		10.36%	6.25%	8.27%
C000002222 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 22,680	$ 22,680	$ 22,680	20,487	19,315	29,363	21,094	16,536	15,984	11,841	10,225	10,047	10,000
Average Annual Return, Percent		10.70%	6.52%	8.53%
C000002211 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 23,272	$ 23,272	$ 23,272	20,976	19,721	29,906	21,426	16,760	16,159	11,928	10,274	10,069	10,000
Average Annual Return, Percent		10.95%	6.79%	8.81%
C000075013 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 23,521	$ 23,521	$ 23,521	21,170	19,884	30,117	21,554	16,843	16,220	11,975	10,300	10,085	10,000
Average Annual Return, Percent		11.10%	6.91%	8.93%
C000002223 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		9.65%	6.84%	4.49%
C000002223 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 15,519	$ 15,519	$ 15,519	13,339	11,731	14,914	12,000	10,509	10,704	10,023	8,592	8,723	9,425
Average Annual Return, Percent		16.34%	8.11%	5.11%
C000002228 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[5]	11.46%	7.00%	4.32%
C000002228 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 15,270	$ 15,270	$ 15,270	13,226	11,719	15,013	12,171	10,735	11,025	10,400	8,983	9,185	10,000
Average Annual Return, Percent		15.46%	7.30%	4.32%
C000002229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[6]	14.48%	7.30%	4.32%
C000002229 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 15,270	$ 15,270	$ 15,270	13,222	11,718	15,013	12,172	10,738	11,020	10,399	8,985	9,183	10,000
Average Annual Return, Percent		15.48%	7.30%	4.32%
C000002230 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 16,884	$ 16,884	$ 16,884	14,471	12,696	16,107	12,925	11,290	11,475	10,719	9,166	9,281	10,000
Average Annual Return, Percent		16.67%	8.38%	5.38%
C000002232 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 15,264	$ 15,264	$ 15,264	13,224	11,715	15,018	12,172	10,733	11,022	10,400	8,982	9,182	10,000
Average Annual Return, Percent		15.43%	7.30%	4.32%
C000002234 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 16,056	$ 16,056	$ 16,056	13,840	12,198	15,555	12,542	11,006	11,247	10,561	9,076	9,232	10,000
Average Annual Return, Percent		16.01%	7.84%	4.85%
C000002235 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 16,469	$ 16,469	$ 16,469	14,155	12,448	15,831	12,736	11,151	11,359	10,640	9,120	9,256	10,000
Average Annual Return, Percent		16.34%	8.11%	5.12%
C000002190 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		16.80%	12.60%	11.48%
C000002190 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 29,634	$ 29,634	$ 29,634	23,913	21,168	24,293	18,605	15,428	14,702	12,262	10,382	9,518	9,425
Average Annual Return, Percent		23.92%	13.94%	12.14%
C000002192 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[7]	19.00%	12.85%	11.30%
C000002192 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 29,169	$ 29,169	$ 29,169	23,715	21,148	24,453	18,871	15,767	15,137	12,720	10,852	10,025	10,000
Average Annual Return, Percent		23.00%	13.09%	11.30%
C000002193 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[8]	21.96%	13.09%	11.29%
C000002193 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 29,157	$ 29,157	$ 29,157	23,712	21,139	24,450	18,863	15,763	15,136	12,721	10,852	10,026	10,000
Average Annual Return, Percent		22.96%	13.09%	11.29%
C000002194 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 32,226	$ 32,226	$ 32,226	25,940	22,901	26,222	20,030	16,570	15,755	13,106	11,071	10,123	10,000
Average Annual Return, Percent		24.23%	14.23%	12.41%
C000002196 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 29,163	$ 29,163	$ 29,163	23,711	21,143	24,448	18,864	15,762	15,135	12,718	10,853	10,022	10,000
Average Annual Return, Percent		22.99%	13.10%	11.30%
C000002198 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 30,685	$ 30,685	$ 30,685	24,825	22,021	25,335	19,447	16,169	15,449	12,916	10,964	10,075	10,000
Average Annual Return, Percent		23.60%	13.67%	11.86%
C000002199 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 31,425	$ 31,425	$ 31,425	25,365	22,448	25,763	19,729	16,364	15,597	13,008	11,014	10,099	10,000
Average Annual Return, Percent		23.89%	13.94%	12.13%
C000002191 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 32,222	$ 32,222	$ 32,222	25,940	22,899	26,221	20,029	16,568	15,752	13,106	11,069	10,122	10,000
Average Annual Return, Percent		24.22%	14.23%	12.41%
C000124424 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 32,512	$ 32,512	$ 32,512	26,147	23,066	26,384	20,136	16,644	15,809	13,143	11,092	10,134	10,000
Average Annual Return, Percent		24.34%	14.33%	12.51%
C000002224 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 16,871	$ 16,871	$ 16,871	14,465	12,686	16,093	12,917	11,283	11,471	10,714	9,163	9,274	10,000
Average Annual Return, Percent		16.64%	8.38%	5.37%
C000034436 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 17,054	$ 17,054	$ 17,054	14,608	12,796	16,217	13,001	11,344	11,515	10,749	9,182	9,287	10,000
Average Annual Return, Percent		16.74%	8.50%	5.48%
C000002259 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		14.93%	9.43%	8.73%
C000002259 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 23,104	$ 23,104	$ 23,104	18,947	17,723	18,974	14,282	13,875	13,233	12,094	10,775	9,489	9,425
Average Annual Return, Percent		21.94%	10.74%	9.38%
C000002264 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[9]	17.04%	9.63%	8.56%
C000002264 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 22,744	$ 22,744	$ 22,744	18,790	17,714	19,106	14,488	14,184	13,628	12,546	11,262	9,994	10,000
Average Annual Return, Percent		21.04%	9.90%	8.56%
C000002265 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[10]	20.02%	9.90%	8.56%
C000002265 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 22,738	$ 22,738	$ 22,738	18,788	17,707	19,100	14,485	14,181	13,623	12,546	11,259	9,991	10,000
Average Annual Return, Percent		21.02%	9.90%	8.56%
C000002266 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 25,132	$ 25,132	$ 25,132	20,559	19,186	20,488	15,382	14,907	14,183	12,929	11,488	10,093	10,000
Average Annual Return, Percent		22.24%	11.01%	9.65%
C000002268 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 22,739	$ 22,739	$ 22,739	18,787	17,710	19,100	14,483	14,178	13,626	12,546	11,262	9,993	10,000
Average Annual Return, Percent		21.04%	9.91%	8.56%
C000002270 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 23,905	$ 23,905	$ 23,905	19,651	18,431	19,782	14,926	14,539	13,899	12,734	11,375	10,043	10,000
Average Annual Return, Percent		21.65%	10.46%	9.11%
C000002271 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 24,510	$ 24,510	$ 24,510	20,099	18,802	20,131	15,153	14,724	14,040	12,830	11,432	10,069	10,000
Average Annual Return, Percent		21.95%	10.73%	9.38%
C000002260 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 25,126	$ 25,126	$ 25,126	20,556	19,183	20,486	15,379	14,906	14,178	12,924	11,486	10,093	10,000
Average Annual Return, Percent		22.23%	11.01%	9.65%
C000033014 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 25,394	$ 25,394	$ 25,394	20,753	19,345	20,636	15,477	14,984	14,241	12,969	11,512	10,104	10,000
Average Annual Return, Percent		22.36%	11.13%	9.77%
C000002249 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		30.34%	15.41%	16.15%
C000002249 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 44,707	$ 44,707	$ 44,707	32,328	26,179	37,506	30,500	20,577	19,984	15,049	11,704	9,819	9,425
Average Annual Return, Percent		38.29%	16.79%	16.84%
C000002251 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[11]	33.23%	15.69%	15.97%
C000002251 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 43,995	$ 43,995	$ 43,995	32,059	26,150	37,752	30,928	21,029	20,575	15,610	12,233	10,341	10,000
Average Annual Return, Percent		37.23%	15.91%	15.97%
C000002252 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[12]	36.22%	15.91%	15.97%
C000002252 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 43,990	$ 43,990	$ 43,990	32,058	26,153	37,753	30,931	21,026	20,576	15,611	12,233	10,342	10,000
Average Annual Return, Percent		37.22%	15.91%	15.97%
C000002253 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 48,627	$ 48,627	$ 48,627	35,077	28,335	40,491	32,844	22,107	21,421	16,090	12,482	10,449	10,000
Average Annual Return, Percent		38.63%	17.08%	17.14%
C000002255 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 44,003	$ 44,003	$ 44,003	32,055	26,156	37,752	30,932	21,028	20,577	15,612	12,232	10,343	10,000
Average Annual Return, Percent		37.27%	15.91%	15.97%
C000002257 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 46,239	$ 46,239	$ 46,239	33,525	27,215	39,091	31,867	21,555	20,991	15,847	12,355	10,393	10,000
Average Annual Return, Percent		37.92%	16.49%	16.55%
C000002258 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 47,420	$ 47,420	$ 47,420	34,297	27,769	39,788	32,352	21,833	21,203	15,970	12,419	10,418	10,000
Average Annual Return, Percent		38.26%	16.78%	16.84%
C000002250 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 48,606	$ 48,606	$ 48,606	35,068	28,325	40,479	32,835	22,100	21,410	16,083	12,475	10,444	10,000
Average Annual Return, Percent		38.60%	17.07%	17.13%
C000124425 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 49,108	$ 49,108	$ 49,108	35,392	28,561	40,773	33,045	22,221	21,506	16,141	12,510	10,461	10,000
Average Annual Return, Percent		38.76%	17.19%	17.25%
C000132022 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		16.54%	8.30%	7.77%
C000132022 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 21,125	$ 21,125	$ 21,125	17,085	15,437	17,030	13,978	13,364	12,563	11,507	10,530	9,391	9,425
Average Annual Return, Percent		23.65%	9.59%	8.41%
C000132023 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[13]	18.73%	8.49%	7.58%
C000132023 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 20,765	$ 20,765	$ 20,765	16,920	15,396	17,112	14,157	13,637	12,914	11,930	10,998	9,894	10,000
Average Annual Return, Percent		22.73%	8.77%	7.58%
C000132024 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[14]	21.73%	8.78%	7.58%
C000132024 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 20,773	$ 20,773	$ 20,773	16,926	15,403	17,122	14,151	13,637	12,917	11,929	10,995	9,886	10,000
Average Annual Return, Percent		22.73%	8.78%	7.58%
C000132025 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 22,959	$ 22,959	$ 22,959	18,524	16,685	18,372	15,033	14,338	13,449	12,300	11,224	9,991	10,000
Average Annual Return, Percent		23.94%	9.87%	8.67%
C000132026 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 20,770	$ 20,770	$ 20,770	16,922	15,409	17,121	14,153	13,643	12,918	11,929	10,998	9,887	10,000
Average Annual Return, Percent		22.74%	8.77%	7.58%
C000132027 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 21,835	$ 21,835	$ 21,835	17,704	16,028	17,735	14,590	13,984	13,182	12,108	11,114	9,938	10,000
Average Annual Return, Percent		23.33%	9.32%	8.12%
C000132028 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 22,398	$ 22,398	$ 22,398	18,111	16,357	18,043	14,813	14,164	13,310	12,199	11,167	9,966	10,000
Average Annual Return, Percent		23.67%	9.60%	8.40%
C000132029 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 22,943	$ 22,943	$ 22,943	18,501	16,677	18,351	15,015	14,321	13,433	12,286	11,211	9,982	10,000
Average Annual Return, Percent		24.01%	9.88%	8.66%
C000132030 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 23,094	$ 23,094	$ 23,094	18,612	16,761	18,430	15,076	14,366	13,466	12,307	11,227	9,991	10,000
Average Annual Return, Percent		24.08%	9.96%	8.73%
Standard And Poor s 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Account Value		$ 33,882	$ 33,882	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Average Annual Return, Percent	[15]	27.14%	15.92%	12.98%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,071	$ 32,071	$ 32,071	25,424	22,155	25,548	19,203	15,813	15,608	12,980	11,184	10,036	10,000
Average Annual Return, Percent	[16],[17],[18]	26.14%	15.19%	12.36%
MSCI EAFE Europe Australasia Far East Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Account Value		$ 16,596	$ 16,596	$ 16,596	13,899	11,787	14,697	11,653	10,980	11,349	10,872	9,242	9,253	10,000
Average Annual Return, Percent	[19]	19.40%	8.61%	5.20%
MSCI All Country World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Account Value		$ 23,192	$ 23,192	$ 23,192	18,788	16,488	19,601	15,237	13,077	13,113	11,770	10,050	9,371	10,000
Average Annual Return, Percent	[20]	23.44%	12.14%	8.78%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Account Value		$ 22,006	$ 22,006	$ 22,006	18,701	17,514	23,433	17,280	14,734	16,559	12,668	10,884	10,511	10,000
Average Annual Return, Percent	[21],[22]	17.67%	8.35%	8.21%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Account Value		$ 23,360	$ 23,360	$ 23,360	19,282	17,756	18,935	13,877	13,762	13,677	12,161	10,899	9,652	10,000
Average Annual Return, Percent	[16],[18]	21.15%	11.16%	8.85%
Standard And Poor s North American Technology Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's North American Technology Sector Index
Account Value		$ 61,938	$ 61,938	$ 61,938	$ 45,052	$ 34,492	$ 46,629	$ 35,237	$ 23,206	$ 22,254	$ 16,113	$ 12,465	$ 10,372	$ 10,000
Average Annual Return, Percent	[23]	37.48%	21.69%	20.00%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	Assuming redemption at the end of the applicable period.
[6]	Assuming redemption at the end of the applicable period.
[7]	Assuming redemption at the end of the applicable period.
[8]	Assuming redemption at the end of the applicable period.
[9]	Assuming redemption at the end of the applicable period.
[10]	Assuming redemption at the end of the applicable period.
[11]	Assuming redemption at the end of the applicable period.
[12]	Assuming redemption at the end of the applicable period.
[13]	Assuming redemption at the end of the applicable period.
[14]	Assuming redemption at the end of the applicable period.
[15]	Source: FactSet Research Systems Inc.
[16]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[17]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[18]	Source: FactSet Research Systems Inc.
[19]	Source: FactSet Research Systems Inc.
[20]	Source: FactSet Research Systems Inc.
[21]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[22]	Source: FactSet Research Systems Inc.
[23]	Source: FactSet Research Systems Inc.